SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising - 0.2%
The Interpublic Group of Companies, Inc.	1,322	$29,454

Aerospace & Defense - 0.5%
Aerojet Rocketdyne Holdings, Inc. (1)	329	12,315
HEICO Corp.	216	26,693
Hexcel Corp.	299	14,807
Mercury Systems, Inc. (1)	306	21,793
Spirit AeroSystems Holdings, Inc.	318	10,812
		86,420
Agriculture - 0.4%
Bunge Ltd.	280	16,489
Darling Ingredients, Inc. (1)	1,023	49,391
		65,880
Airlines - 0.4%
Alaska Air Group, Inc.	471	24,007
American Airlines Group, Inc.	1,426	20,149
JetBlue Airways Corp. (1)	1,318	19,889
		64,045
Apparel - 0.8%
Carter’s, Inc.	150	13,349
Columbia Sportswear Co.	280	22,940
Deckers Outdoor Corp. (1)	103	26,223
Hanesbrands, Inc.	1,170	16,614
Ralph Lauren Corp. - Class A	184	15,778
Skechers U.S.A., Inc. - Class A (1)	486	16,266
Tapestry, Inc.	956	27,074
		138,244
Auto Manufacturers - 0.1%
Navistar International Corp. (1)	281	12,437

Auto Parts & Equipment - 0.6%
Allison Transmission Holdings, Inc.	368	15,106
BorgWarner, Inc.	652	25,330
Gentex Corp.	863	28,134
Lear Corp.	179	25,588
		94,158
Banks - 2.6%
Bank of Hawaii Corp.	141	10,558
Bank OZK	426	11,911
BOK Financial Corp.	263	17,608
Comerica, Inc.	450	22,140
Commerce Bancshares, Inc.	394	25,988

Community Bank System, Inc.	196	12,201
Cullen/Frost Bankers, Inc.	203	17,034
East West Bancorp, Inc.	439	18,754
First Financial Bankshares, Inc.	541	18,080
First Hawaiian, Inc.	480	10,521
First Horizon National Corp.	1,072	13,100
FNB Corp.	1,220	10,772
Glacier Bancorp, Inc.	348	14,188
Home BancShares, Inc.	538	9,958
Pinnacle Financial Partners, Inc.	273	14,786
Prosperity Bancshares, Inc.	353	22,179
Signature Bank	188	21,092
Synovus Financial Corp.	601	18,973
TCF Financial Corp.	818	27,485
UMB Financial Corp.	185	12,582
Umpqua Holdings Corp.	802	11,140
United Bankshares, Inc.	370	10,834
Valley National Bancorp	1,632	14,916
Webster Financial Corp.	315	11,920
Western Alliance Bancorp	369	18,919
Wintrust Financial Corp.	222	12,097
Zions Bancorp N.A.	556	21,456
		431,192
Beverages - 0.2%
The Boston Beer Co., Inc. - Class A (1)	40	37,234

Biotechnology - 3.3%
ACADIA Pharmaceuticals, Inc. (1)	725	41,079
Acceleron Pharma, Inc. (1)	241	28,455
Amicus Therapeutics, Inc. (1)	1,468	33,603
Arrowhead Pharmaceuticals, Inc. (1)	849	53,088
Bluebird Bio, Inc. (1)	179	7,892
Blueprint Medicines Corp. (1)	231	24,967
ChemoCentryx, Inc. (1)	168	9,265
Emergent BioSolutions, Inc. (1)	350	28,676
Exelixis, Inc. (1)	904	17,321
FibroGen, Inc. (1)	359	14,830
Guardant Health, Inc. (1)	367	44,451
Halozyme Therapeutics, Inc. (1)	1,084	42,384
Ionis Pharmaceuticals, Inc. (1)	508	25,669
Mirati Therapeutics, Inc. (1)	106	25,212
Nektar Therapeutics (1)	444	7,277
NeoGenomics, Inc. (1)	861	40,966
PTC Therapeutics, Inc. (1)	204	12,764
Ultragenyx Pharmaceutical, Inc. (1)	231	27,383
United Therapeutics Corp. (1)	421	55,841
		541,123

Building Materials - 1.0%
Armstrong World Industries, Inc.	211	16,260
Eagle Materials, Inc.	196	17,834
Fortune Brands Home & Security, Inc.	475	39,662
Lennox International, Inc.	131	37,706
Owens Corning	353	25,723
Trex Co., Inc. (1)	361	27,010
		164,195
Chemicals - 1.7%
Ashland Global Holdings, Inc.	398	29,918
Axalta Coating Systems Ltd. (1)	1,011	28,925
Balchem Corp.	143	14,828
CF Industries Holdings, Inc.	1,004	37,449
Huntsman Corp.	737	18,255
The Mosaic Co.	958	21,038
Olin Corp.	478	10,463
RPM International, Inc.	591	52,014
Valvoline, Inc.	657	14,973
W.R. Grace & Co.	283	15,486
Westlake Chemical Corp.	382	28,707
		272,056
Commercial Services - 5.4%
ADT, Inc.	3,287	25,540
AMERCO	76	31,482
ASGN, Inc. (1)	146	11,414
Avalara, Inc. (1)	418	71,792
Bright Horizons Family Solutions, Inc. (1)	218	37,084
The Brink’s Co.	1,003	67,301
Chegg, Inc. (1)	2,159	168,251
CoreLogic, Inc.	340	26,350
Euronet Worldwide, Inc. (1)	214	28,770
FTI Consulting, Inc. (1)	188	19,744
Grand Canyon Education, Inc. (1)	168	14,023
H&R Block, Inc.	663	12,464
HealthEquity, Inc. (1)	228	16,345
LiveRamp Holdings, Inc. (1)	151	8,835
Macquarie Infrastructure Corp.	252	8,152
ManpowerGroup, Inc.	189	16,377
Nielsen Holdings PLC	2,668	43,142
Paylocity Holding Corp. (1)	226	44,432
Quanta Services, Inc.	621	42,439
Robert Half International, Inc.	400	25,672
Service Corp. International	663	32,248
Strategic Education, Inc.	328	30,796
Terminix Global Holdings, Inc. (1)	713	34,958
TriNet Group, Inc. (1)	261	19,575
WEX, Inc. (1)	282	48,854
		886,040

Computers - 3.7%
CACI International, Inc. (1)	108	25,627
Crowdstrike Holdings, Inc. - Class A (1)	707	108,369
DXC Technology Co.	815	17,857
Genpact Ltd.	806	32,764
Lumentum Holdings, Inc. (1)	1,845	159,371
MAXIMUS, Inc.	270	19,389
NCR Corp. (1)	1,784	49,363
Parsons Corp. (1)	352	11,510
Perspecta, Inc.	735	16,479
Pure Storage, Inc. (1)	1,400	25,578
Qualys, Inc. (1)	200	19,002
Science Applications International Corp.	313	28,965
Zscaler, Inc. (1)	538	83,794
		598,068
Cosmetics & Personal Care - 0.1%
Coty, Inc.	3,175	22,828

Distribution & Wholesale - 1.0%
HD Supply Holdings, Inc. (1)	625	34,862
IAA, Inc. (1)	441	26,425
Pool Corp.	135	46,725
SiteOne Landscape Supply, Inc. (1)	127	17,539
Univar Solutions, Inc. (1)	925	16,557
Watsco, Inc.	119	27,056
		169,164
Diversified Financial Services - 3.6%
Affiliated Managers Group, Inc.	1,215	105,851
Air Lease Corp.	404	14,774
Ally Financial, Inc.	1,341	39,761
Ares Management Corp.	1,090	49,105
Credit Acceptance Corp. (1)	57	17,013
Eaton Vance Corp.	428	28,667
Evercore, Inc. - Class A	138	12,548
Interactive Brokers Group, Inc. - Class A	282	14,878
Invesco Ltd.	2,442	39,634
Jefferies Financial Group, Inc.	1,669	37,936
Lazard Ltd.	384	14,331
LendingTree, Inc. (1)	45	11,501
LPL Financial Holdings, Inc.	258	23,419
OneMain Holdings, Inc.	634	24,720
Santander Consumer USA Holdings, Inc.	982	21,702
SEI Investments Co.	559	29,487
SLM Corp.	1,429	15,162
Stifel Financial Corp.	266	18,434
Tradeweb Markets, Inc. - Class A	505	30,123
Virtu Financial, Inc. - Class A	1,899	43,278
		592,324

Electric - 1.7%
ALLETE, Inc.	220	12,373
Avista Corp.	299	11,218
Black Hills Corp.	270	16,424
Hawaiian Electric Industries, Inc.	490	17,557
IDACORP, Inc.	209	18,931
NorthWestern Corp.	212	12,296
NRG Energy, Inc.	3,089	101,165
OGE Energy Corp.	835	27,046
Ormat Technologies, Inc.	191	15,053
PNM Resources, Inc.	501	24,604
Portland General Electric Co.	417	17,255
		273,922
Electrical Components & Equipment - 1.3%
Acuity Brands, Inc.	142	16,858
Energizer Holdings, Inc.	707	29,616
EnerSys	158	12,926
Generac Holdings, Inc. (1)	249	53,685
Littelfuse, Inc.	85	20,445
Universal Display Corp.	320	73,293
		206,823
Electronics - 2.5%
Allegion PLC	340	38,774
Arrow Electronics, Inc. (1)	510	46,741
Avnet, Inc.	749	22,732
Coherent, Inc. (1)	156	18,998
FLIR Systems, Inc.	472	18,049
Hubbell, Inc.	215	34,742
Jabil, Inc.	943	36,041
National Instruments Corp.	532	19,913
nVent Electric PLC	722	16,606
Sensata Technologies Holding PLC (1)	584	28,517
SYNNEX Corp.	196	31,421
Trimble, Inc. (1)	1,211	72,502
Woodward, Inc.	243	27,175
		412,211
Energy - Alternate Sources - 1.7%
Enphase Energy, Inc. (1)	1,367	186,691
First Solar, Inc. (1)	819	76,519
NextEra Energy Partners LP	266	16,883
		280,093

Engineering & Construction - 0.5%
AECOM (1)	338	17,539
EMCOR Group, Inc.	236	20,339
Exponent, Inc.	233	19,341
Frontdoor, Inc. (1)	312	14,770
MasTec, Inc. (1)	295	16,729
		88,718
Entertainment - 0.7%
Churchill Downs, Inc.	140	25,188
Marriott Vacations Worldwide Corp.	336	42,783
Vail Resorts, Inc.	145	39,997
		107,968
Environmental Control - 0.7%
Clean Harbors, Inc. (1)	237	17,152
Pentair PLC	597	30,937
Stericycle, Inc. (1)	492	34,656
Tetra Tech, Inc.	260	31,005
		113,750
Food - 2.9%
Beyond Meat, Inc. (1)	445	62,255
Flowers Foods, Inc.	987	21,902
Grocery Outlet Holding Corp. (1)	718	27,729
The Hain Celestial Group, Inc. (1)	3,071	118,233
Ingredion, Inc.	261	20,136
Lamb Weston Holdings, Inc.	524	37,927
Lancaster Colony Corp.	106	17,949
Performance Food Group Co. (1)	563	24,423
Pilgrim’s Pride Corp. (1)	1,198	22,630
Post Holdings, Inc. (1)	456	43,074
Sanderson Farms, Inc.	341	46,625
US Foods Holding Corp. (1)	849	26,727
		469,610
Food Service - 0.2%
Aramark	868	30,380

Gas - 0.6%
National Fuel Gas Co.	332	13,669
ONE Gas, Inc.	246	19,478
Southwest Gas Holdings, Inc.	253	16,255
Spire, Inc.	224	14,327
UGI Corp.	889	31,542
		95,271
Hand & Machine Tools - 1.0%
Colfax Corp. (1)	2,954	106,580
Lincoln Electric Holdings, Inc.	217	24,955
MSA Safety, Inc.	142	21,221
Regal Beloit Corp.	135	16,070
		168,826

Healthcare - Products - 5.0%
Adaptive Biotechnologies Corp. (1)	369	17,793
Avantor, Inc. (1)	6,787	185,149
Bio-Techne Corp.	170	51,563
Bruker Corp.	627	31,732
Globus Medical, Inc. - Class A (1)	307	18,445
Haemonetics Corp. (1)	388	43,786
Hill-Rom Holdings, Inc.	409	38,798
ICU Medical, Inc. (1)	170	32,079
Integra LifeSciences Holdings Corp. (1)	773	42,306
LivaNova PLC (1)	343	18,128
Natera, Inc. (1)	289	25,510
Nevro Corp. (1)	100	16,125
NuVasive, Inc. (1)	597	27,653
Omnicell, Inc. (1)	227	23,801
Penumbra, Inc. (1)	488	108,287
Quidel Corp. (1)	154	30,038
Repligen Corp. (1)	360	68,281
Tandem Diabetes Care, Inc. (1)	393	36,895
		816,369
Healthcare - Services - 1.8%
Amedisys, Inc. (1)	161	39,411
Charles River Laboratories International, Inc. (1)	198	46,435
Chemed Corp.	67	32,043
Encompass Health Corp.	440	35,455
LHC Group, Inc. (1)	179	35,142
Medpace Holdings, Inc. (1)	178	22,848
Syneos Health, Inc. (1)	1,274	83,880
		295,214
Home Builders - 0.2%
Thor Industries, Inc.	181	17,468
Toll Brothers, Inc.	357	16,904
		34,372
Home Furnishings - 0.3%
Dolby Laboratories, Inc. - Class A	258	22,820
Leggett & Platt, Inc.	496	21,378
		44,198
Household Products & Wares - 0.4%
Avery Dennison Corp.	364	54,360
Helen of Troy Ltd. (1)	89	17,977
		72,337
Housewares - 1.3%
Newell Brands, Inc.	4,169	88,633
The Scotts Miracle-Gro Co.	684	120,227
		208,860

Insurance - 4.5%
American Financial Group, Inc.	407	36,390
Assurant, Inc.	367	47,387
Assured Guaranty Ltd.	300	9,039
Athene Holding Ltd. (1)	1,128	50,027
Axis Capital Holdings Ltd.	1,215	60,884
Brighthouse Financial, Inc. (1)	359	12,601
eHealth, Inc. (1)	463	35,183
Equitable Holdings, Inc.	1,830	46,445
Erie Indemnity Co. - Class A	185	41,738
Essent Group Ltd.	374	16,404
Fidelity National Financial, Inc.	1,233	44,376
First American Financial Corp.	414	20,054
The Hanover Insurance Group, Inc.	185	20,785
Kemper Corp.	488	36,575
Lincoln National Corp.	921	43,490
MGIC Investment Corp.	1,149	13,742
Old Republic International Corp.	1,636	29,317
Primerica, Inc.	157	20,452
Radian Group, Inc.	685	12,933
Reinsurance Group of America, Inc.	297	34,238
RLI Corp.	254	24,315
Selective Insurance Group, Inc.	291	17,990
Unum Group	1,167	25,942
Voya Financial, Inc.	554	31,927
		732,234
Internet - 3.0%
Anaplan, Inc. (1)	550	38,495
Chewy, Inc. - Class A (1)	342	26,532
Cogent Communications Holdings, Inc.	247	14,361
Etsy, Inc. (1)	399	64,119
Grubhub, Inc. (1)	198	13,927
Match Group, Inc. (1)	300	41,763
Pinterest, Inc. - Class A (1)	743	52,025
Proofpoint, Inc. (1)	364	37,670
Q2 Holdings, Inc. (1)	173	19,613
TripAdvisor, Inc. - Class A	391	10,205
Wayfair, Inc. - Class A (1)	117	29,760
Zendesk, Inc. (1)	665	88,778
Zillow Group, Inc. - Class C (1)	412	44,418
		481,666
Investment Companies - 0.2%
Owl Rock Capital Corp.	2,896	39,154

Iron & Steel - 0.3%
Reliance Steel & Aluminum Co.	224	26,387
Steel Dynamics, Inc.	649	23,500
		49,887

Leisure Time - 0.8%
Brunswick Corp.	947	70,684
Harley-Davidson, Inc.	476	19,178
Planet Fitness, Inc. - Class A (1)	354	25,824
Polaris, Inc.	205	19,680
		135,366
Lodging - 0.3%
Choice Hotels International, Inc.	201	20,030
Wyndham Hotels & Resorts, Inc.	361	20,757
		40,787
Machinery - Construction & Mining - 0.3%
BWX Technologies, Inc.	364	20,704
Oshkosh Corp.	250	20,125
		40,829
Machinery - Diversified - 1.9%
AGCO Corp.	324	29,973
Cognex Corp.	517	38,847
Crane Co.	309	21,485
Curtiss-Wright Corp.	170	19,594
Flowserve Corp.	656	22,356
Gates Industrial Corp. PLC (1)	1,252	16,126
Graco, Inc.	631	42,744
The Middleby Corp. (1)	203	27,606
Nordson Corp.	217	44,227
The Toro Co.	477	43,269
		306,227
Media - 1.0%
Discovery, Inc. - Class A (1)	1,215	32,696
Fox Corp. - Class A	1,359	39,193
The New York Times Co. - Class A	534	22,914
News Corp. - Class A	2,684	47,373
Nexstar Media Group, Inc.	222	23,365
		165,541
Metal Fabricate & Hardware - 0.5%
RBC Bearings, Inc. (1)	106	17,897
Rexnord Corp.	687	25,769
The Timken Co.	267	19,609
Valmont Industries, Inc.	98	15,972
		79,247
Mining - 0.4%
Royal Gold, Inc.	530	58,549

Miscellaneous Manufacturers - 2.0%
A.O. Smith Corp. - Class A	433	24,382
Axon Enterprise, Inc. (1)	1,754	220,460
Carlisle Companies, Inc.	242	35,049
Donaldson Co., Inc.	449	23,905
ITT, Inc.	328	23,823
		327,619

Office & Business Equipment - 0.1%
Xerox Holdings Corp.	1,094	23,948

Oil & Gas - 1.0%
Apache Corp.	481	6,200
Cimarex Energy Co.	349	12,547
Continental Resources, Inc.	916	14,088
Devon Energy Corp.	762	10,661
Diamondback Energy, Inc.	741	29,610
EQT Corp.	1,473	21,918
Helmerich & Payne, Inc.	183	4,167
HollyFrontier Corp.	451	10,549
Marathon Oil Corp.	1,615	9,561
Murphy USA, Inc.	116	14,871
Parsley Energy, Inc. - Class A	1,170	14,660
WPX Energy, Inc. (1)	1,411	10,046
		158,878
Oil & Gas Services - 0.0% (2)
National Oilwell Varco, Inc.	648	7,944

Packaging & Containers - 1.4%
AptarGroup, Inc.	278	35,117
Berry Global Group, Inc. (1)	543	28,779
Crown Holdings, Inc. (1)	588	55,419
Graphic Packaging Holding Co.	1,225	18,767
Sealed Air Corp.	950	42,807
Silgan Holdings, Inc.	460	15,548
Sonoco Products Co.	406	23,572
		220,009
Pharmaceuticals - 3.4%
Agios Pharmaceuticals, Inc. (1)	308	14,266
Alkermes PLC (1)	665	12,143
Herbalife Nutrition Ltd. (1)	577	27,644
Horizon Therapeutics PLC (1)	2,063	145,297
Jazz Pharmaceuticals PLC (1)	246	34,615
Neogen Corp. (1)	208	15,438
Neurocrine Biosciences, Inc. (1)	1,702	161,588
Perrigo Co. PLC	1,123	54,151
PRA Health Sciences, Inc. (1)	350	39,270
Reata Pharmaceuticals, Inc. - Class A (1)	57	8,707
Sarepta Therapeutics, Inc. (1)	256	36,060
		549,179

Private Equity - 0.9%
Apollo Global Management, Inc. - Class A	3,367	146,869

Real Estate - 0.3%
The Howard Hughes Corp. (1)	181	13,164
Jones Lang LaSalle, Inc.	218	28,839
		42,003
Real Estate Investment Trusts (REITs) - 7.8%
AGNC Investment Corp.	6,652	101,643
Agree Realty Corp.	252	16,607
American Campus Communities, Inc.	564	22,447
American Homes 4 Rent - Class A	1,079	30,989
Americold Realty Trust	1,333	45,495
Apartment Investment and Management Co. - Class A	737	22,368
Blackstone Mortgage Trust, Inc. - Class A	543	14,107
Brixmor Property Group, Inc.	846	12,918
Camden Property Trust	432	42,695
CoreSite Realty Corp.	142	17,805
Corporate Office Properties Trust	668	17,789
Cousins Properties, Inc.	862	28,799
CubeSmart	833	27,097
CyrusOne, Inc.	1,432	100,111
Douglas Emmett, Inc.	1,125	34,841
EastGroup Properties, Inc.	160	21,813
Equity Commonwealth	480	12,725
Federal Realty Investment Trust	280	24,422
First Industrial Realty Trust, Inc.	476	19,935
Gaming and Leisure Properties, Inc.	956	39,712
Healthcare Realty Trust, Inc.	465	13,717
Healthcare Trust of America, Inc.	862	22,438
Highwoods Properties, Inc.	394	15,090
Hudson Pacific Properties, Inc.	574	14,924
JBG SMITH Properties	528	16,231
Kilroy Realty Corp.	455	27,828
Kimco Realty Corp.	1,274	18,397
Lamar Advertising Co. - Class A	309	24,599
Life Storage, Inc.	194	21,286
Medical Properties Trust, Inc.	1,994	38,684
MGM Growth Properties, LLC - Class A	655	20,023
National Retail Properties, Inc.	680	25,636
New Residential Investment Corp.	1,122	10,390
Omega Healthcare Investors, Inc.	1,053	37,087
Physicians Realty Trust	866	15,025
PS Business Parks, Inc.	103	13,575
QTS Realty Trust, Inc. - Class A	716	42,538
Rayonier, Inc.	405	11,409
Rexford Industrial Realty, Inc.	449	21,516
Sabra Health Care REIT, Inc.	1,047	17,255
SL Green Realty Corp.	278	16,096

STAG Industrial, Inc. - Class A	566	16,855
Starwood Property Trust, Inc.	1,301	23,340
STORE Capital Corp.	911	29,662
Taubman Centers, Inc.	162	6,921
Terreno Realty Corp.	264	15,296
VEREIT, Inc.	3,402	24,120
VICI Properties, Inc.	2,078	52,553
		1,266,809
Retail - 3.6%
AutoNation, Inc. (1)	262	16,058
BJ’s Wholesale Club Holdings, Inc. (1)	638	26,152
Carvana Co. - Class A (1)	174	43,536
Casey’s General Stores, Inc.	149	27,070
Cracker Barrel Old Country Store, Inc.	97	13,539
Dunkin’ Brands Group, Inc.	300	31,902
FirstCash, Inc.	155	9,957
Five Below, Inc. (1)	208	32,531
Floor & Decor Holdings, Inc. (1)	348	27,871
Foot Locker, Inc.	337	12,604
Freshpet, Inc. (1)	1,083	148,241
L Brands, Inc.	1,080	41,915
MSC Industrial Direct Co., Inc. - Class A	161	13,414
Nordstrom, Inc.	472	12,234
Ollie’s Bargain Outlet Holdings, Inc. (1)	229	20,166
Penske Automotive Group, Inc.	246	13,547
Qurate Retail, Inc. - Series A	2,046	21,422
Texas Roadhouse, Inc.	271	20,542
The Wendy’s Co.	641	14,096
Williams-Sonoma, Inc.	229	25,069
Wingstop, Inc.	128	16,296
		588,162
Savings & Loans - 0.5%
Investors Bancorp, Inc.	1,051	10,174
New York Community Bancorp, Inc.	1,807	17,510
People’s United Financial, Inc.	1,731	21,464
Sterling Bancorp	691	11,042
TFS Financial Corp.	998	17,166
		77,356

Semiconductors - 2.7%
Cirrus Logic, Inc. (1)	293	23,469
CMC Materials, Inc.	200	30,856
Cree, Inc. (1)	406	36,698
Entegris, Inc.	543	50,293
Inphi Corp. (1)	420	65,154
MKS Instruments, Inc.	214	29,528
Monolithic Power Systems, Inc.	227	72,631
ON Semiconductor Corp. (1)	1,721	49,479
Semtech Corp. (1)	420	28,337
Silicon Laboratories, Inc. (1)	503	58,957
		445,402
Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	171	27,392

Software - 11.8%
ACI Worldwide, Inc. (1)	656	21,373
Alteryx, Inc. - Class A (1)	345	41,345
Aspen Technology, Inc. (1)	301	40,469
Blackbaud, Inc.	682	37,571
Blackline, Inc. (1)	360	44,244
CDK Global, Inc.	412	19,735
Ceridian HCM Holding, Inc. (1)	982	94,684
Dropbox, Inc. - Class A (1)	4,526	90,384
Dynatrace, Inc. (1)	589	22,394
Elastic NV (1)	259	32,064
Envestnet, Inc. (1)	542	43,501
Everbridge, Inc. (1)	105	13,329
Fair Isaac Corp. (1)	109	51,533
Five9, Inc. (1)	987	153,182
Guidewire Software, Inc. (1)	733	89,778
HubSpot, Inc. (1)	277	109,229
J2 Global, Inc.	281	25,180
Manhattan Associates, Inc. (1)	202	20,653
Medallia, Inc. (1)	582	20,364
MongoDB, Inc. - Class A (1)	195	56,025
New Relic, Inc. (1)	213	12,723
Nuance Communications, Inc. (1)	1,935	83,457
Nutanix, Inc. - Class A (1)	468	12,819
Pegasystems, Inc.	122	15,967
PTC, Inc. (1)	2,722	293,568
RealPage, Inc. (1)	788	54,364
Smartsheet, Inc. (1)	406	23,560
SolarWinds Corp. (1)	8,510	194,709
Teradata Corp. (1)	1,534	33,641
Verint Systems, Inc. (1)	931	53,030
Zynga, Inc. (1)	14,581	120,293
		1,925,168

Telecommunications - 1.4%
Acacia Communications, Inc. (1)	669	46,616
Ciena Corp. (1)	881	39,469
GCI Liberty, Inc. - Class A (1)	749	68,249
Iridium Communications, Inc. (1)	238	7,637
ViaSat, Inc. (1)	1,972	67,048
		229,019
Textiles - 0.2%
Mohawk Industries, Inc. (1)	235	29,570

Toys, Games & Hobbies - 0.2%
Mattel, Inc. (1)	2,143	33,195

Transportation - 0.6%
Kirby Corp. (1)	296	14,977
Knight-Swift Transportation Holdings, Inc.	566	23,370
Landstar System, Inc.	130	17,085
XPO Logistics, Inc. (1)	332	35,418
		90,850
Water - 0.1%
American States Water Co.	185	13,657
Total Common Stocks
(Cost $13,161,940)		16,256,300

Preferred Stocks - 0.0% (2)
Retail - 0.0% (2)
Qurate Retail, Inc.	50	4,912
Total Preferred Stocks
(Cost $6,467)		4,912

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.046% (3)	10,103	10,103
Total Short-Term Investments
(Cost $10,103)		10,103

Total Investments in Securities - 99.9%
(Cost $13,178,510)		16,271,315
Other Assets in Excess of Liabilities - 0.1%		18,309
Total Net Assets - 100.0%		$16,289,624

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2020.

Summary of Fair Value Exposure at November 30, 2020 (Unaudited)

The SoFi Next 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$16,256,300	$–	$–	$16,256,300
Preferred Stocks	4,912			4,912
Short-Term Investments	10,103	–	–	10,103
Total Investments in Securities	$16,271,315	$–	$–	$16,271,315